CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income for the year	$ 11.5	$ 21.9	$ 16.1
Items that may be reclassified to the consolidated income statement:
Exchange differences on translation of foreign operations	11.6	(13.1)	(8.6)
Fair value movements in cash flow hedges	3.1	1.1	(5.4)
Transfers to consolidated income statement on cash flow hedges	0.6	(0.9)	(0.1)
Deferred income taxes on cash flow hedges	(0.6)	0.0	1.1
Hedge accounting income / (loss) adjustments	3.1	0.2	(4.4)
Total hedge accounting and translation of foreign operations movements	14.7	(12.9)	(13.0)
Items that will not be reclassified to the consolidated income statement:
Remeasurement of defined benefit retirement plans	9.5	(21.7)	4.4
Deferred income taxes on retirement benefits remeasurements	(5.2)	4.3	(1.5)
Retirement benefits changes	4.3	(17.4)	2.9
Total other comprehensive income / (loss) movements for the year	19.0	(30.3)	(10.1)
Total comprehensive income / (loss) for the year	30.5	(8.4)	6.0
Attributed to:
Equity shareholders	$ 30.5	$ (8.4)	$ 6.0